Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	13 Months Ended	29 Months Ended	37 Months Ended	55 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Sep. 20, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	May 24, 2022	Apr. 30, 2022	Oct. 31, 2021	Sep. 30, 2021	Apr. 30, 2021	Oct. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000011236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 36,085	$ 36,085	$ 36,085	$ 36,085	$ 36,085	$ 36,085	$ 36,085	$ 36,085	$ 36,085				$ 23,394					$ 20,008				$ 32,516			$ 24,926			$ 16,868	$ 14,851		$ 13,712	$ 10,763	$ 10,652	$ 9,450
Average Annual Return, Percent	45.77%					15.12%			13.69%
C000011236 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	54.25%					16.43%			14.34%
C000011238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	51.97%					15.54%			13.48%
C000011238 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 35,414	35,414	35,414	35,414	35,414	$ 35,414	35,414	35,414	$ 35,414				23,150					19,954				32,676			25,238			17,202	15,259		14,196	11,226	11,195	10,000
Average Annual Return, Percent	52.97%					15.54%			13.48%
C000035166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 39,146	39,146	39,146	39,146	39,146	$ 39,146	39,146	39,146	$ 39,146				25,313					21,597				35,009			26,776			18,069	15,866		14,607	11,441	11,299	10,000
Average Annual Return, Percent	54.65%					16.72%			14.62%
C000040918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 36,896	36,896	36,896	36,896	36,896	$ 36,896	36,896	36,896	$ 36,896				24,007					20,605				33,606			25,858			17,557	15,511		14,370	11,319	11,239	10,000
Average Annual Return, Percent	53.69%					16.01%			13.95%
C000040919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 38,026	38,026	38,026	38,026	38,026	$ 38,026	38,026	38,026	$ 38,026				24,667					21,104				34,318			26,326			17,820	15,698		14,497	11,385	11,270	10,000
Average Annual Return, Percent	54.16%					16.37%			14.29%
C000040920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 39,154	39,154	39,154	39,154	39,154	$ 39,154	39,154	39,154	$ 39,154				25,317					21,605				35,031			26,794			18,085	15,883		14,624	11,449	11,302	10,000
Average Annual Return, Percent	54.65%					16.70%			14.62%
C000148302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 39,545	39,545	39,545	39,545	39,545	$ 39,545	39,545	39,545	$ 39,545				25,552					21,775				35,270			26,950			18,169	15,941		14,664	11,469	11,310	10,000
Average Annual Return, Percent	54.76%					16.83%			14.74%
C000011243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 984,450	984,450	984,450	984,450	984,450	$ 984,450	984,450	984,450	$ 984,450				636,570					542,949				880,199			673,247			454,035	398,534		366,691	286,868	282,902	250,000
Average Annual Return, Percent	54.65%					16.74%			14.69%
C000185805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 3,943,143	3,943,143	3,943,143	3,943,143	3,943,143	$ 3,943,143	3,943,143	3,943,143	$ 3,943,143				2,547,769					2,171,503				3,516,741			2,687,270			1,811,817	1,589,138		1,461,872	1,144,105	1,129,945	1,000,000
Average Annual Return, Percent	54.77%					16.83%			14.71%
C000011245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 19,427	19,427	19,427	19,427	19,427	$ 19,427	19,427	19,427	$ 19,427				14,658					15,520				21,783			16,045			14,067	12,907		12,754	9,865	9,863	9,450
Average Annual Return, Percent	25.25%					5.47%			6.87%
C000011245 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	32.54%					6.67%			7.47%
C000011247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	30.45%					5.88%			6.71%
C000011247 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 19,138	19,138	19,138	19,138	19,138	$ 19,138	19,138	19,138	$ 19,138				14,559					15,539				21,969			16,297			14,383	13,284		13,214	10,295	10,362	10,000
Average Annual Return, Percent	31.45%					5.88%			6.71%
C000035167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,264	21,264	21,264	21,264	21,264	$ 21,264	21,264	21,264	$ 21,264				15,988					16,865				23,587			17,314			15,121	13,820		13,604	10,500	10,470	10,000
Average Annual Return, Percent	33.00%					7.06%			7.84%
C000040921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 20,018	20,018	20,018	20,018	20,018	$ 20,018	20,018	20,018	$ 20,018				15,142					16,075				22,619			16,713			14,687	13,508		13,383	10,385	10,410	10,000
Average Annual Return, Percent	32.20%					6.39%			7.19%
C000040922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 20,644	20,644	20,644	20,644	20,644	$ 20,644	20,644	20,644	$ 20,644				15,569					16,479				23,119			17,029			14,921	13,683		13,513	10,453	10,444	10,000
Average Annual Return, Percent	32.59%					6.71%			7.52%
C000040923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 21,285	21,285	21,285	21,285	21,285	$ 21,285	21,285	21,285	$ 21,285				16,006					16,883				23,614			17,341			15,149	13,847		13,634	10,515	10,474	10,000
Average Annual Return, Percent	32.98%					7.04%			7.85%
C000148303 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,476	21,476	21,476	21,476	21,476	$ 21,476	21,476	21,476	$ 21,476				16,132					17,002				23,758			17,429			15,206	13,888		13,660	10,524	10,476	10,000
Average Annual Return, Percent	33.13%					7.15%			7.94%
C000011252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 535,457	535,457	535,457	535,457	535,457	$ 535,457	535,457	535,457	$ 535,457				402,459					424,485				593,464			435,600			380,180	347,381		341,811	263,407	262,104	250,000
Average Annual Return, Percent	33.05%					7.09%			7.91%
C000185807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,142,030	2,142,030	2,142,030	2,142,030	2,142,030	$ 2,142,030	2,142,030	2,142,030	$ 2,142,030				1,608,994					1,696,102				2,369,586			1,738,241			1,516,554	1,385,056		1,362,442	1,049,969	1,047,031	1,000,000
Average Annual Return, Percent	33.13%					7.15%			7.92%
C000172557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 23,127	23,127	23,127	23,127	23,127	$ 23,127	23,127	23,127	$ 23,127				17,751					17,952				20,050			14,148			14,474	12,909		12,995	10,960	10,111	9,450
Average Annual Return, Percent	23.11%					8.60%			8.75%
C000172557 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	30.29%					9.83%			9.36%
C000172558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	28.32%					9.03%			8.76%
C000172558 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 23,154	23,154	23,154	23,154	23,154	$ 23,154	23,154	23,154	$ 23,154				17,904					18,241				20,534			14,594			15,031	13,507		13,711	11,644	10,723	10,000
Average Annual Return, Percent	29.32%					9.03%			8.76%
C000172559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,125	25,125	25,125	25,125	25,125	$ 25,125	25,125	25,125	$ 25,125				19,242					19,404				21,620			15,211			15,509	13,796		13,857	11,654	10,723	10,000
Average Annual Return, Percent	30.58%					10.13%			9.65%
C000172560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 23,904	23,904	23,904	23,904	23,904	$ 23,904	23,904	23,904	$ 23,904				18,419					18,695				20,947			14,833			15,219	13,627		13,773	11,644	10,723	10,000
Average Annual Return, Percent	29.78%					9.45%			9.11%
C000172561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 24,531	24,531	24,531	24,531	24,531	$ 24,531	24,531	24,531	$ 24,531				18,845					19,056				21,285			15,020			15,367	13,709		13,812	11,654	10,723	10,000
Average Annual Return, Percent	30.17%					9.81%			9.39%
C000172562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 25,057	25,057	25,057	25,057	25,057	$ 25,057	25,057	25,057	$ 25,057				19,194					19,361				21,566			15,184			15,487	13,788		13,847	11,654	10,723	10,000
Average Annual Return, Percent	30.54%					10.10%			9.62%
C000172563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 628,550	628,550	628,550	628,550	628,550	$ 628,550	628,550	628,550	$ 628,550				481,091					485,289				540,942			380,551			388,280	345,124		346,704	291,342	268,071	250,000
Average Annual Return, Percent	30.65%					10.11%			9.66%
C000185815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,529,972	2,529,972	2,529,972	2,529,972	2,529,972	$ 2,529,972	2,529,972	2,529,972	$ 2,529,972				1,935,257					1,949,754				2,170,686			1,526,228			1,554,445	1,381,519		1,386,683	1,165,368	1,072,285	1,000,000
Average Annual Return, Percent	30.73%					10.23%			9.73%
C000172564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 12,684,579	12,684,579	12,684,579	12,684,579	12,684,579	$ 12,684,579	12,684,579	12,684,579	$ 12,684,579				9,698,028					9,776,761				10,877,232			7,647,341			7,793,754	6,928,290		6,953,751	5,840,755	5,369,843	5,000,000
Average Annual Return, Percent	30.80%					10.23%			9.76%
C000172566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 11,738	11,738	11,738	11,738	11,738	$ 11,738	11,738	11,738	$ 11,738				10,334					10,235				11,810			11,684			11,201	10,202		10,386	10,263	9,718	9,550
Average Annual Return, Percent	8.45%					0.02%			1.62%
C000172566 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	13.59%					0.94%			2.08%
C000172567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	11.54%					0.07%			1.44%
C000172567 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 11,540	11,540	11,540	11,540	11,540	$ 11,540	11,540	11,540	$ 11,540				10,254					10,246				11,920			11,907			11,502	10,560		10,847	10,804	10,200	10,000
Average Annual Return, Percent	12.54%					0.07%			1.44%
C000172568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,588	12,588	12,588	12,588	12,588	$ 12,588	12,588	12,588	$ 12,588				11,055					10,933				12,584			12,422			11,871	10,797		10,971	10,814	10,200	10,000
Average Annual Return, Percent	13.87%					1.18%			2.33%
C000172569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 313,174	313,174	313,174	313,174	313,174	$ 313,174	313,174	313,174	$ 313,174				275,542					272,439				313,802			310,265			296,742	269,804		274,280	270,136	255,006	250,000
Average Annual Return, Percent	13.66%					1.08%			2.28%
C000185817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,260,701	1,260,701	1,260,701	1,260,701	1,260,701	$ 1,260,701	1,260,701	1,260,701	$ 1,260,701				1,107,968					1,094,250				1,259,043			1,243,606			1,188,065	1,079,422		1,096,949	1,081,420	1,020,022	1,000,000
Average Annual Return, Percent	13.78%					1.19%			2.34%
C000172565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 6,300,984	6,300,984	6,300,984	6,300,984	6,300,984	$ 6,300,984	6,300,984	6,300,984	$ 6,300,984				5,536,897					5,468,281				6,292,671			6,215,445			5,937,503	5,393,875		5,481,433	5,402,760	5,100,110	5,000,000
Average Annual Return, Percent	13.80%					1.20%			2.34%
C000172570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 13,482	13,482	13,482	13,482	13,482	$ 13,482	13,482	13,482	$ 13,482				11,023					9,987				15,100			12,854			11,552	10,198		11,693	9,006	8,218	9,450
Average Annual Return, Percent	15.56%					1.98%			3.03%
C000172570 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	22.31%					3.14%			3.62%
C000172571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	20.40%					2.46%			3.11%
C000172571 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 13,579	13,579	13,579	13,579	13,579	$ 13,579	13,579	13,579	$ 13,579				11,186					10,201				15,516			13,287			12,024	10,688		12,347	9,571	8,712	10,000
Average Annual Return, Percent	21.40%					2.46%			3.11%
C000172572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,615	14,615	14,615	14,615	14,615	$ 14,615	14,615	14,615	$ 14,615				11,934					10,785				16,248			13,791			12,362	10,888		12,466	9,578	8,712	10,000
Average Annual Return, Percent	22.47%					3.41%			3.87%
C000172573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,118	14,118	14,118	14,118	14,118	$ 14,118	14,118	14,118	$ 14,118				11,582					10,517				15,920			13,575			12,221	10,814		12,429	9,571	8,712	10,000
Average Annual Return, Percent	21.90%					2.93%			3.51%
C000172574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,415	14,415	14,415	14,415	14,415	$ 14,415	14,415	14,415	$ 14,415				11,799					10,683				16,140			13,728			12,320	10,828		12,429	9,571	8,712	10,000
Average Annual Return, Percent	22.17%					3.19%			3.72%
C000172575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,666	14,666	14,666	14,666	14,666	$ 14,666	14,666	14,666	$ 14,666				11,961					10,808				16,283			13,815			12,384	10,900		12,467	9,571	8,712	10,000
Average Annual Return, Percent	22.62%					3.44%			3.90%
C000172576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 368,308	368,308	368,308	368,308	368,308	$ 368,308	368,308	368,308	$ 368,308				300,288					271,271				408,642			346,655			310,369	273,159		312,119	239,271	217,811	250,000
Average Annual Return, Percent	22.65%					3.48%			3.95%
C000185819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,480,904	1,480,904	1,480,904	1,480,904	1,480,904	$ 1,480,904	1,480,904	1,480,904	$ 1,480,904				1,206,375					1,088,044				1,637,492			1,387,129			1,240,810	1,090,966		1,246,576	957,846	871,245	1,000,000
Average Annual Return, Percent	22.76%					3.60%			4.00%
C000172577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 7,429,253	7,429,253	7,429,253	7,429,253	7,429,253	$ 7,429,253	7,429,253	7,429,253	$ 7,429,253				6,054,393					5,461,725				8,213,541			6,959,582			6,226,686	5,476,147		6,255,577	4,800,294	4,359,993	5,000,000
Average Annual Return, Percent	22.71%					3.59%			4.04%
C000172578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 4.50% maximum front-end sales charge)
Account Value	$ 11,409	11,409	11,409	11,409	11,409	$ 11,409	11,409	11,409	$ 11,409				9,771					8,852				11,180			10,656			11,200	10,255		10,833	9,954	8,920	9,550
Average Annual Return, Percent	11.58%					(0.55%)			1.33%
C000172578 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 4.50% maximum front-end sales charge)
Average Annual Return, Percent	16.76%					0.37%			1.79%
C000172579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	14.77%					(0.38%)			1.21%
C000172579 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 11,278	11,278	11,278	11,278	11,278	$ 11,278	11,278	11,278	$ 11,278				9,742					8,889				11,306			10,856			11,493	10,598		11,308	10,470	9,353	10,000
Average Annual Return, Percent	15.77%					(0.38%)			1.21%
C000172580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,242	12,242	12,242	12,242	12,242	$ 12,242	12,242	12,242	$ 12,242				10,470					9,460				11,908			11,334			11,868	10,824		11,420	10,470	9,353	10,000
Average Annual Return, Percent	16.92%					0.62%			2.04%
C000172581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 11,868	11,868	11,868	11,868	11,868	$ 11,868	11,868	11,868	$ 11,868				10,197					9,267				11,737			11,221			11,785	10,766		11,385	10,470	9,353	10,000
Average Annual Return, Percent	16.38%					0.14%			1.73%
C000172582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 12,078	12,078	12,078	12,078	12,078	$ 12,078	12,078	12,078	$ 12,078				10,358					9,383				11,852			11,296			11,822	10,801		11,399	10,470	9,353	10,000
Average Annual Return, Percent	16.60%					0.43%			1.91%
C000172583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 12,268	12,268	12,268	12,268	12,268	$ 12,268	12,268	12,268	$ 12,268				10,471					9,470				11,914			11,335			11,857	10,822		11,419	10,470	9,353	10,000
Average Annual Return, Percent	17.16%					0.68%			2.06%
C000172584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 307,477	307,477	307,477	307,477	307,477	$ 307,477	307,477	307,477	$ 307,477				262,842					237,355				298,619			284,090			296,968	270,939		285,718	261,740	233,825	250,000
Average Annual Return, Percent	16.98%					0.70%			2.09%
C000185821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,231,696	1,231,696	1,231,696	1,231,696	1,231,696	$ 1,231,696	1,231,696	1,231,696	$ 1,231,696				1,050,543					950,255				1,193,111			1,133,121			1,188,490	1,083,777		1,141,318	1,046,959	935,300	1,000,000
Average Annual Return, Percent	17.24%					0.72%			2.11%
C000172585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 6,194,470	6,194,470	6,194,470	6,194,470	6,194,470	$ 6,194,470	6,194,470	6,194,470	$ 6,194,470				5,289,959					4,772,232				5,998,062			5,700,503			5,965,189	5,439,982		5,733,070	5,252,021	4,687,451	5,000,000
Average Annual Return, Percent	17.10%					0.76%			2.17%
C000172602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 18,180	18,180	18,180	18,180	18,180	$ 18,180	18,180	18,180	$ 18,180				14,542					12,918				17,750			13,158			11,893	10,615		11,492	9,163	9,351	9,450
Average Annual Return, Percent	18.10%					7.63%			6.16%
C000172602 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	25.01%					8.86%			6.76%
C000172603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	23.07%					8.06%			6.19%
C000172603 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 18,229	18,229	18,229	18,229	18,229	$ 18,229	18,229	18,229	$ 18,229				14,692					13,153				18,195			13,598			12,370	11,128		12,138	9,742	9,911	10,000
Average Annual Return, Percent	24.07%					8.06%			6.19%
C000172604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 19,755	19,755	19,755	19,755	19,755	$ 19,755	19,755	19,755	$ 19,755				15,762					13,964				19,140			14,146			12,753	11,348		12,244	9,742	9,911	10,000
Average Annual Return, Percent	25.33%					9.15%			7.05%
C000172605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,023	19,023	19,023	19,023	19,023	$ 19,023	19,023	19,023	$ 19,023				15,271					13,617				18,763			13,967			12,654	11,306		12,221	9,742	9,911	10,000
Average Annual Return, Percent	24.57%					8.49%			6.64%
C000172606 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 19,372	19,372	19,372	19,372	19,372	$ 19,372	19,372	19,372	$ 19,372				15,503					13,780				18,944			14,055			12,706	11,329		12,237	9,742	9,911	10,000
Average Annual Return, Percent	24.96%					8.80%			6.84%
C000172607 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 19,766	19,766	19,766	19,766	19,766	$ 19,766	19,766	19,766	$ 19,766				15,775					13,976				19,143			14,159			12,761	11,360		12,263	9,742	9,911	10,000
Average Annual Return, Percent	25.30%					9.15%			7.05%
C000172608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 494,697	494,697	494,697	494,697	494,697	$ 494,697	494,697	494,697	$ 494,697				394,858					349,929				479,520			354,752			319,595	284,380		306,836	243,546	247,766	250,000
Average Annual Return, Percent	25.28%					9.13%			7.06%
C000185827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,988,653	1,988,653	1,988,653	1,988,653	1,988,653	$ 1,988,653	1,988,653	1,988,653	$ 1,988,653				1,584,898					1,403,944				1,921,271			1,419,412			1,278,225	1,136,482		1,226,262	974,185	991,063	1,000,000
Average Annual Return, Percent	25.48%					9.24%			7.12%
C000172609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 9,964,351	9,964,351	9,964,351	9,964,351	9,964,351	$ 9,964,351	9,964,351	9,964,351	$ 9,964,351				7,944,705					7,031,711				9,626,714			7,114,590			6,405,672	5,696,679		6,147,253	4,883,321	4,959,815	5,000,000
Average Annual Return, Percent	25.42%					9.24%			7.14%
C000172610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 14,323	14,323	14,323	14,323	14,323	$ 14,323	14,323	$ 14,323	$ 14,323				11,766					10,476				13,026			9,578			10,885	10,210		11,183	9,299	8,952	9,450
Average Annual Return, Percent	15.00%					4.45%		3.66%
C000172610 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	21.74%					5.64%			4.25%
C000172611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	19.82%					4.86%			3.66%
C000172611 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 14,331	14,331	14,331	14,331	14,331	$ 14,331	14,331	$ 14,331	$ 14,331				11,861					10,634				13,319			9,869			11,303	10,672		11,789	9,881	9,488	10,000
Average Annual Return, Percent	20.82%					4.86%			3.66%
C000172612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,565	15,565	15,565	15,565	15,565	$ 15,565	15,565	15,565	$ 15,565				12,753					11,325				14,031			10,286			11,670	10,909		11,918	9,893	9,488	10,000
Average Annual Return, Percent	22.04%					5.93%			4.52%
C000172613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,860	14,860	14,860	14,860	14,860	$ 14,860	14,860	14,860	$ 14,860				12,244					10,932				13,616			10,041			11,464	10,779		11,839	9,881	9,488	10,000
Average Annual Return, Percent	21.36%					5.32%			4.04%
C000172614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,163	15,163	15,163	15,163	15,163	$ 15,163	15,163	15,163	$ 15,163				12,469					11,104				13,809			10,157			11,551	10,839		11,880	9,881	9,488	10,000
Average Annual Return, Percent	21.61%					5.59%			4.25%
C000172615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 15,545	15,545	15,545	15,545	15,545	$ 15,545	15,545	15,545	$ 15,545				12,734					11,305				14,010			10,282			11,651	10,892		11,914	9,881	9,488	10,000
Average Annual Return, Percent	22.08%					5.94%			4.51%
C000172616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 390,258	390,258	390,258	390,258	390,258	$ 390,258	390,258	390,258	$ 390,258				319,710					283,861				352,009			258,006			292,247	273,299		298,413	247,029	237,188	250,000
Average Annual Return, Percent	22.07%					5.95%			4.55%
C000185829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,568,051	1,568,051	1,568,051	1,568,051	1,568,051	$ 1,568,051	1,568,051	1,568,051	$ 1,568,051				1,283,470					1,138,531				1,408,928			1,033,342			1,169,640	1,093,323		1,193,277	989,265	948,752	1,000,000
Average Annual Return, Percent	22.17%					6.04%			4.60%
C000172617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 7,851,886	7,851,886	7,851,886	7,851,886	7,851,886	$ 7,851,886	7,851,886	7,851,886	$ 7,851,886				6,431,715					5,704,497				7,061,074			5,170,314			5,860,799	5,478,034		5,979,239	4,953,714	4,743,292	5,000,000
Average Annual Return, Percent	22.08%					6.02%			4.62%
C000172618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 19,311	19,311	19,311	19,311	19,311	$ 19,311	19,311	19,311	$ 19,311				14,994					17,027				19,473			13,494			14,207	12,775		12,819	10,302	9,781	9,450
Average Annual Return, Percent	21.73%					5.13%			6.80%
C000172618 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	28.79%					6.33%			7.41%
C000172619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	26.84%					5.53%			6.82%
C000172619 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 19,336	19,336	19,336	19,336	19,336	$ 19,336	19,336	19,336	$ 19,336				15,124					17,304				19,945			13,920			14,772	13,377		13,523	10,950	10,376	10,000
Average Annual Return, Percent	27.84%					5.53%			6.82%
C000172620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 21,014	21,014	21,014	21,014	21,014	$ 21,014	21,014	21,014	$ 21,014				16,276					18,432				21,029			14,525			15,254	13,670		13,676	10,954	10,376	10,000
Average Annual Return, Percent	29.11%					6.62%			7.71%
C000172621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 20,121	20,121	20,121	20,121	20,121	$ 20,121	20,121	20,121	$ 20,121				15,669					17,849				20,476			14,223			15,021	13,545		13,623	10,954	10,376	10,000
Average Annual Return, Percent	28.41%					6.02%			7.24%
C000172622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 20,616	20,616	20,616	20,616	20,616	$ 20,616	20,616	20,616	$ 20,616				16,007					18,175				20,787			14,405			15,169	13,625		13,639	10,954	10,376	10,000
Average Annual Return, Percent	28.80%					6.33%			7.50%
C000172623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 21,026	21,026	21,026	21,026	21,026	$ 21,026	21,026	21,026	$ 21,026				16,276					18,427				21,011			14,510			15,238	13,659		13,662	10,954	10,376	10,000
Average Annual Return, Percent	29.19%					6.65%			7.71%
C000172624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 526,852	526,852	526,852	526,852	526,852	$ 526,852	526,852	526,852	$ 526,852				407,769					461,614				526,481			363,716			381,804	342,052		341,934	273,858	259,396	250,000
Average Annual Return, Percent	29.20%					6.65%			7.74%
C000185831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 2,119,232	2,119,232	2,119,232	2,119,232	2,119,232	$ 2,119,232	2,119,232	2,119,232	$ 2,119,232				1,638,932					1,853,882				2,111,719			1,457,129			1,528,741	1,368,692		1,368,117	1,095,434	1,037,586	1,000,000
Average Annual Return, Percent	29.31%					6.75%			7.80%
C000172625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 10,613,308	10,613,308	10,613,308	10,613,308	10,613,308	$ 10,613,308	10,613,308	10,613,308	$ 10,613,308				8,207,613					9,282,740				10,575,709			7,298,169			7,654,922	6,854,992		6,849,924	5,485,871	5,187,929	5,000,000
Average Annual Return, Percent	29.31%					6.75%			7.82%
C000218469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 11,082	11,082	11,082	11,082	$ 11,082	$ 11,082	11,082	11,082	$ 11,082		$ 10,059		10,485			$ 12,635		10,655			$ 12,441	16,394		$ 16,778	14,232	$ 10,206	$ 9,450
Average Annual Return, Percent	(0.12%)				2.27%
C000218469 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	5.70%				3.54%
C000218471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	3.98%				3.06%
C000218471 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 11,481	11,481	11,481	11,481	$ 11,481	11,481	11,481	11,481	11,481		10,469		10,936			13,195		11,136			13,005	17,124		17,585	14,980	10,800	10,000
Average Annual Return, Percent	4.98%				3.06%
C000218472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,866	11,866	11,866	11,866	$ 11,866	11,866	11,866	11,866	11,866		10,763		11,195			13,472		11,341			13,226	17,410		17,795	15,080	10,800	10,000
Average Annual Return, Percent	6.00%				3.80%
C000218467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 297,572	297,572	297,572	297,572	$ 297,572	297,572	297,572	297,572	297,572		269,674		280,654			337,627		284,201			331,336	435,696		445,060	377,000	270,250	250,000
Average Annual Return, Percent	6.03%				3.87%
C000218470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,195,659	1,195,659	1,195,659	1,195,659	$ 1,195,659	1,195,659	1,195,659	1,195,659	1,195,659		1,082,541		1,126,394			1,353,698		1,139,228			1,327,982	1,744,786		1,782,285	1,509,000	1,081,000	1,000,000
Average Annual Return, Percent	6.15%				3.97%
C000218468 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 5,978,257	5,978,257	5,978,257	5,978,257	$ 5,978,257	5,978,257	5,978,257	5,978,257	5,978,257		5,418,325		5,631,934			6,774,074		5,696,140			6,639,912	8,729,445		8,911,423	7,545,000	5,405,000	5,000,000
Average Annual Return, Percent	6.15%				3.97%
C000230639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,071	11,071	11,071	11,071	$ 11,071	$ 11,071	$ 11,071	11,071	11,071				9,999					9,925				11,946			11,884			10,973	9,862	$ 10,000
Average Annual Return, Percent	10.72%					0.18%	1.52%
C000230641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 11,028	11,028	11,028	11,028	11,028	$ 11,028	$ 11,028	11,028	11,028				9,973					9,913				11,947			11,888			10,973	9,862	10,000
Average Annual Return, Percent	10.58%					0.10%	1.46%
C000230640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 11,040	11,040	11,040	11,040	11,040	$ 11,040	$ 11,040	11,040	11,040				9,991					9,921				11,947			11,888			10,973	9,862	10,000
Average Annual Return, Percent	10.50%					0.12%	1.48%
C000230642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 11,089	11,089	11,089	11,089	11,089	$ 11,089	$ 11,089	11,089	11,089				10,009					9,930				11,947			11,888			10,973	9,862	10,000
Average Annual Return, Percent	10.80%					0.21%	1.54%
C000230638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 277,496	277,496	277,496	277,496	277,496	$ 277,496	$ 277,496	277,496	277,496				250,281					248,129				298,641			297,112			274,319	246,540	250,000
Average Annual Return, Percent	10.87%					0.23%	1.56%
C000230637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,113,881	1,113,881	1,113,881	1,113,881	1,113,881	$ 1,113,881	$ 1,113,881	1,113,881	1,113,881				1,003,047					993,995				1,194,714			1,188,777			1,097,278	986,158	1,000,000
Average Annual Return, Percent	11.05%					0.30%	1.61%
C000230636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 5,564,683	5,564,683	5,564,683	5,564,683	5,564,683	$ 5,564,683	$ 5,564,683	5,564,683	5,564,683				5,013,859					4,966,314				5,973,568			5,943,884			5,486,388	4,930,791	5,000,000
Average Annual Return, Percent	10.99%					0.28%	1.60%
C000236150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 8,506	8,506	8,506	$ 8,506	8,506	$ 8,506	$ 8,506	8,506	8,506		7,936		6,974			7,431		6,525			8,216	9,544	$ 9,450
Average Annual Return, Percent	15.26%			(5.11%)
C000236150 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	21.97%			(3.35%)
C000236151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	20.65%			(3.88%)
C000236151 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 8,852	8,852	8,852	$ 8,852	8,852	8,852	8,852	8,852	8,852		8,276		7,277			7,790		6,865			8,684	10,100	10,000
Average Annual Return, Percent	21.65%			(3.88%)
C000236152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 9,066	9,066	9,066	$ 9,066	9,066	9,066	9,066	9,066	9,066		8,449		7,412			7,888		6,925			8,704	10,100	10,000
Average Annual Return, Percent	22.31%			(3.13%)
C000236149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 227,126	227,126	227,126	$ 227,126	227,126	227,126	227,126	227,126	227,126		211,693		185,651			197,286		173,128			217,604	252,500	250,000
Average Annual Return, Percent	22.34%			(3.06%)
C000236148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 906,286	906,286	906,286	$ 906,286	906,286	906,286	906,286	906,286	906,286		844,424		741,352			787,940		685,476			870,414	1,010,000	1,000,000
Average Annual Return, Percent	22.25%			(3.14%)
C000230693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 4,531,672	4,531,672	4,531,672	$ 4,531,672	4,531,672	4,531,672	4,531,672	4,531,672	4,531,672		4,222,343		3,706,956			3,939,907		3,452,693			4,352,303	5,050,000	5,000,000
Average Annual Return, Percent	22.25%			(3.14%)
C000247960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with 5.50% maximum front-end sales charge)
Account Value	$ 12,968	12,968	$ 12,968	$ 12,968	12,968	12,968	12,968	12,968	12,968	$ 12,685	11,777	$ 11,191	10,323		$ 11,355	10,940	$ 10,458	8,269	$ 8,807	$ 9,450
Average Annual Return, Percent	15.58%		11.25%
C000247960 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (without 5.50% maximum front-end sales charge)
Average Annual Return, Percent	22.31%		13.86%
C000247961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with 1.00% contingent deferred sales charge)
Average Annual Return, Percent	20.43%		13.52%
C000247961 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (without 1.00% contingent deferred sales charge)
Account Value	$ 13,624	13,624	$ 13,624	13,624	13,624	13,624	13,624	13,624	13,624	13,337	12,415	11,820	10,924		12,016	11,577	11,067	8,750	9,320	10,000
Average Annual Return, Percent	21.43%		13.52%
C000236224 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,761	13,761	$ 13,761	13,761	13,761	13,761	13,761	13,761	13,761	13,440	12,466	11,844	10,922		12,014	11,575	11,075	8,750	9,320	10,000
Average Annual Return, Percent	26.00%		13.99%
C000247962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 13,771	13,771	$ 13,771	13,771	13,771	13,771	13,771	13,771	13,771	13,450	12,475	11,853	10,924		12,016	11,577	11,067	8,750	9,320	10,000
Average Annual Return, Percent	22.74%		14.02%
C000247959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 344,280	344,280	$ 344,280	344,280	344,280	344,280	344,280	344,280	344,280	336,243	311,874	296,319	273,096		300,406	289,431	276,669	218,750	233,000	250,000
Average Annual Return, Percent	22.74%		14.02%
C000247958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 1,378,503	1,378,503	$ 1,378,503	1,378,503	1,378,503	1,378,503	1,378,503	1,378,503	1,378,503	1,346,324	1,248,749	1,185,429	1,092,384		1,201,623	1,157,723	1,106,677	875,000	932,000	1,000,000
Average Annual Return, Percent	22.86%		14.07%
C000236223 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 6,892,514	6,892,514	$ 6,892,514	6,892,514	6,892,514	6,892,514	6,892,514	6,892,514	6,892,514	6,731,620	6,243,746	5,927,147	5,461,922		6,008,114	5,788,616	5,533,386	4,375,000	4,660,000	5,000,000
Average Annual Return, Percent	26.19%		14.07%
C000236226 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,530	11,530	$ 11,530	11,530	11,530	11,530	11,530	11,530	11,530	11,779	11,198	10,876	9,790		10,873	10,701	10,681	8,600	9,720	10,000
Average Annual Return, Percent	17.77%		6.01%
C000236225 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 5,764,744	5,764,744	$ 5,764,744	5,764,744	5,764,744	5,764,744	5,764,744	5,764,744	5,764,744	5,889,612	5,603,456	5,442,168	4,896,024		5,432,713	5,351,703	5,341,577	4,300,000	4,860,000	5,000,000
Average Annual Return, Percent	17.74%		6.01%
C000244676 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,767	$ 11,767	$ 11,767	11,767	11,767	11,767	11,767	11,767	11,767	11,616	10,900	10,698	9,640	$ 10,000
Average Annual Return, Percent	22.06%	15.75%
C000244677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class SDR
Account Value	$ 5,892,381	$ 5,892,381	5,892,381	5,892,381	5,892,381	5,892,381	5,892,381	5,892,381	5,892,381	5,816,643	5,458,152	5,352,120	4,820,000	5,000,000
Average Annual Return, Percent	22.25%	15.91%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	$ 32,298	32,298	32,298	32,298	$ 32,298	32,298	32,298	$ 32,298				23,429					21,617				25,894			17,995			16,337	14,395		13,504	10,892	10,449	10,000
Average Annual Return, Percent	37.86%					14.60%			12.44%
Russell 3000 Index C000011247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%					14.60%			12.44%
Russell 3000 Index C000035167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	37.86%					14.60%			12.44%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,230	10,230	10,230	10,230	10,230	$ 10,230	10,230	10,230	$ 10,230				9,339					9,181				11,590			11,736			11,110	10,143		10,355	10,235	9,693	10,000
Average Annual Return, Percent	9.55%					(1.64%)			0.23%
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,972	15,972	15,972	15,972	15,972	$ 15,972	15,972	15,972	$ 15,972	12,166	11,566	11,139	12,847		11,085	10,580	10,520	11,463	9,774	10,000		15,228			11,745			12,059	10,838		11,812	9,553	9,532	10,000
Average Annual Return, Percent	24.33%					5.78%			4.79%
MSCI China All Shares Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net)
Account Value	$ 10,324	10,324	10,324	10,324	$ 10,324	$ 10,324	10,324	10,324	$ 10,324		9,032		8,714			9,941		7,806			10,361	13,595		14,920	13,675	10,659	10,000
Average Annual Return, Percent	18.47%				0.70%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 12,452	12,452	$ 12,452	12,452	$ 12,452	12,452	12,452	12,452	12,452	12,637	12,013	11,722	10,127		11,363	10,993	10,655	8,852	9,729	10,000
Average Annual Return, Percent	22.97%		9.21%
ICE BofA US 3 Month Treasury Bill Index plus 5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index plus 5%
Account Value	$ 10,602	$ 10,602	$ 10,602	10,602	10,602	10,602	10,602	10,602	10,602	10,466	10,328	10,196	10,060	10,000
Average Annual Return, Percent	10.78%	10.79%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 42,855	$ 42,855	42,855	42,855	42,855	$ 42,855	42,855	42,855	$ 42,855				29,880					25,469				33,812			23,675			18,467	15,874		14,405	11,098	10,872	10,000
Average Annual Return, Percent	43.42%					18.34%			15.66%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,812	44,812	44,812	44,812	44,812	$ 44,812	44,812	44,812	$ 44,812				31,170					26,204				34,752			24,267			18,779	16,037		14,485	11,167	10,918	10,000
Average Annual Return, Percent	43.77%					19.00%			16.18%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,890	21,890	21,890	21,890	21,890	$ 21,890	21,890	21,890	$ 21,890				16,037					17,362				23,469			16,951			14,952	14,053		13,495	10,302	10,352	10,000
Average Annual Return, Percent	36.49%					7.92%			8.15%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Account Value	$ 25,469	25,469	25,469	25,469	25,469	$ 25,469	25,469	25,469	$ 25,469				18,811					19,002				22,941			15,778			15,153	13,325		12,963	10,705	10,277	10,000
Average Annual Return, Percent	35.39%					10.94%			9.80%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,548	12,548	12,548	12,548	$ 12,548	12,548	12,548	$ 12,548				11,439					11,144				12,661			12,336			11,908	10,883		10,939	10,704	10,287	10,000
Average Annual Return, Percent	9.70%					1.05%			2.30%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 9,671	9,671	9,671	$ 9,671	9,671	$ 9,671	9,671	9,671	$ 9,671		8,906		7,718			8,105		6,965			8,670	10,099	$ 10,000		12,509			11,556	10,331		11,809	9,339	8,547	10,000
Average Annual Return, Percent	25.32%			(1.03%)		3.93%			3.43%
JP Morgan Emerging Markets Blended Index JEMB Equal Weighted [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted
Account Value	$ 12,524	12,524	12,524	$ 12,524	12,524	$ 12,524	12,524	12,524	$ 12,524				10,994					9,961				12,581			12,151			12,094	10,599		11,064	10,444	9,431	10,000
Average Annual Return, Percent	13.92%					0.70%			2.28%
MSCI ACWI ex USA S000054857 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%					5.78%			4.79%
MSCI ACWI ex USA Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Value Index (Net)
Account Value	$ 14,729	14,729	14,729	14,729	14,729	$ 14,729	14,729	14,729	$ 14,729				11,921					10,360				12,654			9,230			10,981	10,364		11,232	9,168	9,146	10,000
Average Annual Return, Percent	23.56%					6.05%			3.95%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,460	21,460	21,460	21,460	21,460	$ 21,460	21,460	21,460	$ 21,460				16,006					17,506				21,490			14,251			14,270	13,603		$ 13,355	$ 10,446	$ 10,034	$ 10,000
Average Annual Return, Percent	34.07%					8.50%			7.94%
MSCI China A Onshore Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China A Onshore Index (Net)
Account Value	$ 11,854	11,854	11,854	11,854	$ 11,854	$ 11,854	11,854	11,854	$ 11,854		10,517		10,384			12,197		10,395			$ 12,356	15,939		$ 15,570	13,663	$ 10,719	$ 10,000
Average Annual Return, Percent	14.15%				3.87%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,887	$ 10,887	10,887	10,887	$ 10,887	$ 10,887	$ 10,887	10,887	10,887	10,710	10,195	10,512	9,848	10,000				9,813				$ 11,638			$ 11,694			$ 11,013	$ 9,876	$ 10,000
Average Annual Return, Percent	10.55%	6.58%				(0.23%)	1.27%
MSCI EAFE Value Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Account Value	$ 12,638	$ 12,638	$ 12,638	12,638	12,638	$ 12,638	$ 12,638	12,638	12,638	12,749	12,052	11,646	10,295		$ 11,193	$ 10,713	$ 10,554	$ 8,717	$ 9,309	$ 10,000
Average Annual Return, Percent	22.75%		10.06%
MSCI ACWI ex USA S000076399 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	24.33%		8.23%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 12,537	$ 12,537	$ 12,537	12,537	12,537	12,537	12,537	12,537	12,537	12,224	11,308	10,872	9,441	10,000
Average Annual Return, Percent	32.79%	21.95%
Fifty MSCI ACWI Index Net 50 Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index
Account Value	$ 11,616	$ 11,616	$ 11,616	$ 11,616	$ 11,616	$ 11,616	$ 11,616	$ 11,616	$ 11,616	$ 11,455	$ 10,748	$ 10,697	$ 9,579	$ 10,000
Average Annual Return, Percent	21.26%	14.10%